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                            GROUP VARIABLE CONTRACTS
                            SEPARATE ACCOUNT ELEVEN
                              STANDARD (SERIES A)
                        HARTFORD LIFE INSURANCE COMPANY

                               FILE NO. 333-72042

      SUPPLEMENT DATED AUGUST 10, 2006 TO THE PROSPECTUS DATED MAY 1, 2006
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              SUPPLEMENT DATED AUGUST 10, 2006 TO YOUR PROSPECTUS

MFS INTERNATIONAL NEW DISCOVERY FUND SUB-ACCOUNT -- CLOSURE

MFS International New Discovery Fund Sub-Account is closed to all Contracts issued on or after September 1, 2006.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-6003